Note Employee benefits (Aggregate status of the plans and the amounts recognized in the consolidated financial statements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 767,539
Fair value of plan assets at end of year	685,823	$ 767,539
Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	816,988	778,658
Service cost	0	0	$ 0
Interest cost	25,493	25,889	26,558
Termination benefit cost	0	0	0
Actuarial loss (gain)	(47,549)	52,125
Benefits paid	(40,374)	(39,684)
Benefit obligation at end of year	754,558	816,988	778,658
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	767,539	697,129
Actual return on plan assets	(41,572)	93,857
Employer contribution	230	16,237
Benefits paid	(40,374)	(39,684)
Fair value of plan assets at end of year	685,823	767,539	697,129
Amounts recognized in accumulated other comprehensive losss:
Prior service (cost) credit	0	0
Net loss	304,330	290,327
Accumulated other comprehensive loss at end of year	304,330	290,327	311,166
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(49,449)	(81,529)
Accumulated other comprehensive loss at beginning of year	290,327	311,166
Amount prepaid (accued) at beginning of year	240,878	229,637
Net periodic benefit (credit) cost	(5,513)	(4,996)	(6,761)
Additional benefit cost	0	0
Contributions	230	16,237
Amount prepaid (accrued) at end of year	235,595	240,878	229,637
Accumulated other comprehensive loss	(304,330)	(290,327)	(311,166)
Net (liabilities) assets at end of year	(68,735)	(49,449)	(81,529)
OPEB Plan
Change in benefit obligation:
Benefit obligation at beginning of year	170,720	162,365
Service cost	1,028	1,026	1,156
Interest cost	5,562	5,703	6,021
Termination benefit cost	1,790	0	0
Actuarial loss (gain)	(20,547)	6,983
Benefits paid	(5,138)	(5,357)
Benefit obligation at end of year	153,415	170,720	162,365
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	5,138	5,357
Benefits paid	(5,138)	(5,357)
Fair value of plan assets at end of year	0	0	0
Amounts recognized in accumulated other comprehensive losss:
Prior service (cost) credit	0	(3,470)
Net loss	5,720	27,549
Accumulated other comprehensive loss at end of year	5,720	24,079	13,865
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(170,720)	(162,365)
Accumulated other comprehensive loss at beginning of year	24,079	13,865
Amount prepaid (accued) at beginning of year	(146,641)	(148,500)
Net periodic benefit (credit) cost	(4,402)	(3,498)	(4,476)
Additional benefit cost	(1,790)	0
Contributions	5,138	5,357
Amount prepaid (accrued) at end of year	(147,695)	(146,641)	(148,500)
Accumulated other comprehensive loss	(5,720)	(24,079)	(13,865)
Net (liabilities) assets at end of year	$ (153,415)	$ (170,720)	$ (162,365)